Deferred Credits (Disclosure of deferred credits) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 460	$ 490
IRU prepayments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	411	423
Equipment revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	29	44
Connection fee and installation revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	18	20
Deposit on future fibre sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits	$ 2	2
Other revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred credits		$ 1